Description of the Plan (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
After tax, maximum annual compensation to total compensation, percentage	75.00%
Participant contribution, automatic annual deferral rate, increase	1.00%
Matching contribution percentage	50.00%
Participant compensation matched, percentage	6.00%
Forfeited nonvested account	$ 41,000	$ 163,000
Forfeited nonvested account, decrease from employer contribution	1,086,000
Forfeited nonvested account, decrease from administrative expense	0
Maximum borrowing amount	$ 50,000
Maximum borrowing to total account, percentage	50.00%
Minimum borrowing amount	$ 1,000
Basis spread On variable rate	1.00%
Participant loan, one time fee	$ 125
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	10 years
Merged plan loan, borrowing term	10 years
Automatic distribution, directly to participant (less than)	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate	6.00%
Participant loan, interest rate	4.25%
Automatic distribution	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate	10.00%
Participant loan, interest rate	9.50%
Automatic distribution	$ 5,000
One year
EBP, Description of Plan [Line Items]
Vesting service period	1 year
Vesting percentage	20.00%
Two years
EBP, Description of Plan [Line Items]
Vesting service period	2 years
Vesting percentage	40.00%
Three years
EBP, Description of Plan [Line Items]
Vesting service period	3 years
Vesting percentage	60.00%
Four years
EBP, Description of Plan [Line Items]
Vesting service period	4 years
Vesting percentage	80.00%
Five years or more
EBP, Description of Plan [Line Items]
Vesting service period	5 years
Vesting percentage	100.00%